Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Nature of operations [abstract]
Nature of operations
1. Nature of operations

The principal activities of Captivision Inc. and subsidiaries (the Company) include manufacturing, installing, and selling LED display G-Glass. G-Glass is an integrated ICT product that has the basic characteristics of transparent glass but can display media images at the same time. It implements media images through the glass surface while preserving the features of a clear and transparent glass. G-Glass is the world’s first IT building material that can be applied to various places where glass is used.

1. Nature of operations
The principal activities of Captivision Inc. and subsidiaries (the Company) include manufacturing, installing, and selling LED display
G-Glass.
G-Glass
is an integrated ICT product that has the basic characteristics of transparent glass but can display media images at the same time. It implements media images through the glass surface while preserving the features of a clear and transparent glass.
G-Glass
is the world’s first IT building material that can be applied to various places where glass is used.